SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33.SUBSEQUENT EVENTS

New bank loans and other borrowings

In March 2025, the Company’s subsidiary, CMCC obtained a loan of RMB10,000 (US$1,370) through Bank of Shanghai with an interest rate of 3.85% per annum. The loan period is one year, primarily for working capital needs. As of the reporting date, the full principal amount has been received.

In January 2025, the Company’s subsidiary, Guangzhou Concord Cancer Hospital received RMB76,000 (US$10,412) under its RMB1,300,000 (US$178,099) credit facility with SPD Bank. As of January 2025, Guangzhou Hospital has received a total of RMB1,250,000 (US$171,249) in long-term loans from SPD Bank. The loan period runs from January 25, 2025 to September 28, 2034, with floating interest rates and scheduled repayments. The funds are primarily for proton equipment payments. As of the reporting date, the full principal amount has been received.

In February 2025, the Company’s subsidiary, Guangzhou Concord Cancer Hospital received RMB20,000 (US$2,740) in working capital loans under its RMB1,300,000 (US$178,099) credit facility with SPD Bank. The loan period runs from February 28, 2025 to October 17, 2025, with fixed interest rates, primarily for daily operational needs. As of the reporting date, the full principal amount has been received.

In March 2025, Yundu entered into a commercial acceptance bill guarantee agreement with China Zheshang Bank, with Concord Healthcare providing guarantee for the bill. Shanghai Medstar acted as the bill issuer while Yundu served as the ultimate acceptor. The amount is RMB20,000(US$2,740), the bill was issued on March 13, 2025 with maturity date of September 13, 2025.

In March 2025, the Company’s subsidiary, Aohua Technology entered into a failed sales-leaseback financing agreement with Zhejiang Marine Leasing Ltd. for RMB13,000 (US$1,781). The lease term is 5 years (60 months) with monthly rental and interest payments at an annual rate of 6%. The financing is guaranteed by Concord Healthcare and Zhoushan Haizu New Energy Co., Ltd., with pledged guarantees from accounts receivable of SH MZJH. The agreement stipulates a lease handling fee of RMB650 (US$89). As of the reporting date, the full principal amount of RMB13,000 (US$1,781) has been received and the first installment of RMB390 (US$53) handling fee has been paid.